UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                        (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Cavalier Funds

SEMI-ANNUAL REPORT

For the fiscal period from June 1, 2018
through November 30, 2018
(Unaudited)

Cavalier Adaptive Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Growth Opportunities Fund
Cavalier Hedged High Income Fund
Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)
Cavalier Tactical Rotation Fund

Institutional Class
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Cavalier Adaptive Income Fund	…………………………………………………………………………………………	1
Cavalier Dynamic Growth Fund	…………………………………………………………………………………………	9
Cavalier Fundamental Growth Fund	…………………………………………………………………………………………	16
Cavalier Growth Opportunities Fund	…………………………………………………………………………………………	26
Cavalier Hedged High Income Fund	…………………………………………………………………………………………	35
Cavalier Tactical Economic Fund	…………………………………………………………………………………………	41
Cavalier Tactical Rotation Fund	…………………………………………………………………………………………	48
Notes to Financial Statements	…………………………………………………………………………………………	56
Additional Information	…………………………………………………………………………………………	69

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Rule 30e-3:

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://secure.ncfunds.com/Cavalier, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at https://secure.ncfunds.com/Cavalier.

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
			Shares	Value (Note 1)

PREFERRED STOCK - 5.05%
* Preferred Apartment Communities, Inc.			500	$500,000

Total Preferred Stock (Cost $500,000)				500,000
		Interest	Maturity
ASSET-BACKED SECURITIES - 4.66%	Principal	Rate	Date
Banc of America Funding Corp.	$62,573	7.000%	5/20/2032	63,058
Citigroup Mortgage Loan Trust, Inc.	17,437	3.947%	12/25/2034	17,575
Contimortgage Home Equity Loan Trust 1996-3	253,901	2.920%	9/15/2027	236,919
JP Morgan Mortgage Trust 2004-A1	9,714	4.396%	2/25/2034	9,871
Oakwood Mortgage Investors, Inc.	131,053	2.530%	3/15/2032	125,063
Wells Fargo Mortgage Backed Securities 2003-K Trust	8,391	4.686%	11/25/2033	8,569

Total Asset-Backed Securities (Cost $463,880)				461,055
		Interest	Maturity
COLLATERALIZED MORTGAGE OBLIGATIONS - 79.28%	Principal	Rate	Date
Alternative Loan Trust 2005-36	$43,622	3.778%	8/25/2035	40,748
Alternative Loan Trust 2005-73CB	100,749	5.500%	1/25/2036	101,278
Alternative Loan Trust 2006-28CB	168,160	6.500%	10/25/2036	63,052
Alternative Loan Trust 2006-28CB	864,474	6.500%	10/25/2036	315,490
Alternative Loan Trust 2006-30T1	258,247	6.250%	11/25/2036	221,546
American Home Mortgage Investment Trust 2004-2	45,184	2.949%	2/25/2044	45,441
American Home Mortgage Investment Trust 2005-2	331,375	2.981%	9/25/2045	280,744
Banc of America Funding 2004-3 Trust	58,802	5.750%	10/25/2034	60,204
Banc of America Funding 2004-3 Trust	10,823	5.000%	9/25/2019	10,734
Banc of America Funding 2004-B Trust	78,323	3.005%	12/20/2034	61,435
Banc of America Funding 2006-B Trust	60,417	3.946%	3/20/2036	57,876
Banc of America Funding 2007-7 Trust	502,776	5.469%	9/25/2037	405,208
Banc of America Mortgage 2003-J Trust	103,347	4.680%	11/25/2033	102,444
Banc of America Mortgage 2004-J Trust	236,238	4.612%	11/25/2034	236,581
Bear Stearns ALT-A Trust 2004-11	299,358	4.670%	11/25/2034	296,050
Bear Stearns ARM Trust 2003-7	72,365	4.125%	10/25/2033	71,131
Bear Stearns ARM Trust 2004-1	282,761	3.963%	4/25/2034	278,382
Bear Stearns ARM Trust 2004-8	124,440	4.941%	11/25/2034	121,696
Chase Mortgage Finance Trust Series 2007-S5	229,080	6.000%	7/25/2037	188,505
CHL Mortgage Pass-Through Trust 2003-44	88,000	5.000%	10/25/2033	89,076
CHL Mortgage Pass-Through Trust 2004-20	490,023	3.764%	9/25/2034	397,898
CHL Mortgage Pass-Through Trust 2006-J2	89,396	6.000%	4/25/2036	80,744
Citigroup Global Markets Mortgage Securities VII, Inc.	136,775	7.000%	6/25/2026	57,374
Citigroup Mortgage Loan Trust 2006-AR1	57,865	4.069%	3/25/2036	56,692
Citigroup Mortgage Loan Trust 2006-AR5	217,654	3.826%	7/25/2036	185,518
Countrywide Asset-Backed Certificates	81,736	5.794%	8/25/2036	82,352
Credit Suisse First Boston Mortgage Securities Corp.	130,893	6.000%	9/25/2033	137,807
Credit Suisse First Boston Mortgage Securities Corp.	74,714	6.000%	1/25/2036	67,387
Credit Suisse First Boston Mortgage Securities Corp.	11,198	4.500%	9/25/2019	11,098
CWABS Asset-Backed Certificates Trust 2006-9	44,685	4.489%	8/25/2036	40,181
				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
CWHEQ Home Equity Loan Trust Series 2007-S1	$35,309	5.874%	11/25/2036	$35,136
Drive Auto Receivables Trust 2015-A	21,638	3.060%	5/17/2021	21,638
First Horizon Alternative Mortgage Securities Trust 2005-AA12	40,869	3.863%	2/25/2036	38,791
First Horizon Alternative Mortgage Securities Trust 2006-AA4	73,250	4.375%	7/25/2036	67,651
First Horizon Mortgage Pass-Through Trust
2004-AR7	192,574	3.712%	2/25/2035	189,291
GSR Mortgage Loan Trust 2004-15F	176,206	4.750%	1/25/2020	174,969
GSR Mortgage Loan Trust 2004-8F	44,942	6.088%	9/25/2034	42,037
GSR Mortgage Loan Trust 2005-8F	323,401	5.500%	10/25/2020	320,134
HarborView Mortgage Loan Trust 2004-7	50,880	4.262%	11/19/2034	50,281
HarborView Mortgage Loan Trust 2006-2	26,851	4.476%	2/25/2036	20,083
Hyundai Auto Receivables Trust 2015-C	2,227	1.460%	2/18/2020	2,225
IndyMac INDA Mortgage Loan Trust 2006-AR2	83,992	4.311%	9/25/2036	79,142
Lehman Mortgage Trust 2005-3	21,379	5.500%	1/25/2036	18,872
MASTR Adjustable Rate Mortgages Trust 2003-3	77,261	3.897%	9/25/2033	75,859
MASTR Adjustable Rate Mortgages Trust 2004-10	16,071	3.455%	10/25/2034	15,951
MASTR Adjustable Rate Mortgages Trust 2006-2	130,265	4.602%	2/25/2036	130,144
MASTR Adjustable Rate Mortgages Trust
2006-OA1	241,155	2.491%	4/25/2046	224,978
MASTR Alternative Loan Trust 2003-8	9,164	5.500%	12/25/2033	9,425
Mastr Asset Backed Securities Trust 2004-OPT2	146,165	3.787%	9/25/2034	138,493
MASTR Asset Securitization Trust 2004-9	164,452	5.250%	7/25/2034	162,202
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4	24,117	4.398%	5/25/2033	24,430
Merrill Lynch Mortgage Investors Trust Series
MLCC 2004-B	150,667	4.681%	5/25/2029	120,956
Merrill Lynch Mortgage Investors Trust Series
MLMI 2004-A1	52,720	3.216%	2/25/2034	51,952
Morgan Stanley ABS Capital I Inc Trust 2007-NC1	67,914	2.445%	11/25/2036	40,795
PHH Mortgage Trust Series 2008-CIM2	165,850	4.531%	7/25/2038	163,022
RALI Series 2005-QS17 Trust	105,399	6.000%	12/25/2035	100,785
RALI Series 2005-QS7 Trust	481,440	5.500%	6/25/2035	464,077
RBSGC Mortgage Loan Trust 2007-B	10,425	5.497%	1/25/2037	9,190
Structured Asset Mortgage Investments II Trust
2006-AR5	187,200	2.491%	5/25/2036	172,942
UCFC Home Equity Loan Trust 1998-D	184,804	7.750%	4/15/2030	169,548
WaMu Mortgage Pass-Through Certificates Series
2003-AR4 Trust	58,343	2.834%	5/25/2033	58,560
WaMu Mortgage Pass-Through Certificates Series
2006-AR10 Trust	38,587	3.821%	8/25/2046	36,232
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2005-4 Trust	74,716	5.500%	6/25/2020	67,351
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2007-HY1 Trust	23,418	2.371%	2/25/2037	15,276

				(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS - Continued
Wells Fargo Mortgage Backed Securities
2006-2 Trust	374,655	5.500%	3/25/2036	$364,109

Total Collateralized Mortgage Obligations (Cost $7,785,183)				7,841,199

SHORT-TERM INVESTMENT - 5.42%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%			536,184	536,184

Total Short-Term Investment (Cost $536,184)				536,184

Total Value of Investments (Cost $9,285,247) - 94.41%				$9,338,438

Other Assets Less Liabilities - 5.59%				552,524

Net Assets - 100.00%				$9,890,962

§	Represents 7 day effective yield as of November 30, 2018.
* Non income-producing investment

Summary of Investments

		% of Net Assets	Value
Preferred Stock		5.05%	$500,000
Asset-Backed Securities		4.66%	461,055
	Collateralized Mortgage Obligations	79.28%	7,841,199
Short-Term Investment		5.42%	536,184
Other Assets Less Liabilities		5.59%	552,524
Total Net Assets		100.00%	$9,890,962

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $9,285,247)	$9,338,438
Cash	958
Receivables:
Investments sold	19,322
Fund shares sold	442,704
Dividends	832
Interest	44,140
Due from Advisor	37,511
Prepaid expenses:
Registration and filing expenses	22,596
Fund accounting fees	2,703
Trustee fees and meeting expenses	775
Security pricing fees	413
Shareholder fulfillment fees	409

Total assets	9,910,801

Liabilities:
Payables:
Fund shares repurchased	13,375
Accrued expenses:
Distribution and service fees - Class C Shares	2,237
Administration fees	1,073
Compliance fees	1,057
Professional fees	1,401
Custody fees	391
Miscellaneous expenses	152
Insurance fees	116
Transfer agent fees	37

Total liabilities	19,839

Total Net Assets	$9,890,962

Net Assets Consist of:
Paid in capital	$9,941,758
Accumulated deficit	(50,796)

Total Net Assets	$9,890,962

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	668,811
Net Assets	$6,862,112
Net Asset Value, Offering Price and Redemption Price Per Share	$10.26

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	306,623
Net Assets	$3,028,850
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.88

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$21,948
Interest	203,735

Total Investment Income	225,683

Expenses:
Advisory fees (note 2)	41,539
Registration and filing expenses	20,405
Professional fees	14,294
Fund accounting fees (note 2)	16,960
Transfer agent fees (note 2)	13,537
Administration fees (note 2)	12,033
Distribution and service fees - Class C Shares (note 4)	14,473
Shareholder fulfillment fees	6,687
Compliance fees	4,512
Custody fees (note 2)	4,465
Trustee fees and meeting expenses (note 3)	4,011
Security pricing fees	1,404
Insurance fees	815
Miscellaneous expenses (note 2)	902

Total Expenses	156,037

Fees waived and reimbursed by Advisor (note 2)	(89,640)

Net Expenses	66,397

Net Investment Income	159,286

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	80,896

Net change in unrealized appreciation on investments	53,613

Net Realized and Unrealized Gain on Investments	134,509

Net Increase in Net Assets Resulting from Operations	$293,795

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2018	(a)	2018

Operations:
Net investment income			$159,286		$205,235
Net realized gain from investment transactions			80,896		23,343
Net change in unrealized appreciation (depreciation) on investments			53,613		(107,840)

Net Increase in Net Assets Resulting from Operations			293,795		120,738

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(123,987)		(149,491)
Class C Shares			(51,711)		(55,744)
Return of capital
Institutional Class Shares			-		(78,103)
Class C Shares			-		(42,085)

Decrease in Net Assets Resulting from Distributions			(175,698)		(325,423)

Beneficial Interest Transactions:
Shares sold			2,871,387		2,049,515
Reinvested dividends and distributions			169,700		322,967
Shares repurchased			(839,306)		(1,297,877)
Increase from Beneficial Interest Transactions			2,201,781		1,074,605

Net Increase in Net Assets			2,319,878		869,920

Net Assets:
Beginning of Period			7,571,084		6,701,164
End of Period			$9,890,962		$7,571,084

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	227,264	$2,312,634	121,332		$1,240,230
Reinvested dividends and distributions	11,662	118,635	22,288		227,091
Shares repurchased	(46,376)	(471,443)	(98,963)		(1,009,920)
Net Increase in Shares of
Beneficial Interest	192,550	$1,959,826	44,657		$457,401

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	57,097	$558,753	82,556		$809,285
Reinvested dividends and distributions	5,218	51,065	9,763		95,876
Shares repurchased	(37,615)	(367,863)	(29,244)		(287,957)
Net Increase in Shares of
Beneficial Interest	24,700	$241,955	63,075		$617,204

(a) Unaudited.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(i)	2018	2017		2016		2015

Net Asset Value, Beginning of Period	$10.12		$10.42	$9.98		$9.98		$10.15

Income (Loss) from Investment Operations
Net investment income (c)	0.43		0.38	0.38		0.10		0.17
Net realized and unrealized gain (loss) on
investments	(0.06)		(0.18)	0.46		(0.00)	(g)(h)	(0.17)

Total from Investment Operations	0.37		0.20	0.84		0.10		-

Less Distributions:
From net investment income	(0.23)		(0.33)	(0.40)		(0.10)		(0.16)
From net realized gains	-		-	-		-		(0.01)
From return of capital	-		(0.17)	-		-		-

Total Distributions	(0.23)		(0.50)	(0.40)		(0.10)		(0.17)

Net Asset Value, End of Period	$10.26		$10.12	$10.42		$9.98		$9.98

Total Return	3.69%	(k)	1.93%	8.54%	(a)	1.02%	(a)	(0.04)%	(a)

Net Assets, End of Period (in thousands)	$6,862		$4,822	$4,498		$7,063		$19,813

Ratios of:
Gross Expenses to Average Net Assets (b)	3.41%	(j)	4.03%	3.90%		2.04%		1.72%
Net Expenses to Average Net Assets (b)	1.25%	(j)	1.25%	1.29%		0.94%	(f)	0.88%	(e)
Net Investment Income to Average
Net Assets (b)(d)	4.19%	(j)	3.75%	3.68%		0.98%	(f)	1.72%	(e)

Portfolio turnover rate	16.52%	(k)	99.44%	110.84%		246.74%		106.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(i) Unaudited.
(j) Annualized.
(k) Not annualized.

See Notes to Financial Statements

Cavalier Adaptive Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(i)	2018	2017	(h)	2016		2015

Net Asset Value, Beginning of Period	$9.75		$10.07	$9.67		$9.70		$9.87

Income (Loss) from Investment Operations
Net investment income (loss)(c)	0.71		0.25	0.29		(0.01)		0.08
Net realized and unrealized gain (loss) on
investments	(0.01)		(0.16)	0.42		0.01	(g)	(0.17)

Total from Investment Operations	0.70		0.09	0.71		(0.00)		(0.09)

Less Distributions:
From net investment income	(0.57)		(0.24)	(0.31)		(0.03)		(0.07)
From net realized gains	-		-	-		-		(0.01)
From return of capital	-		(0.17)	-		-		-

Total Distributions	(0.57)		(0.41)	(0.31)		(0.03)		(0.08)

Net Asset Value, End of Period	$9.88		$9.75	$10.07		$9.67		$9.70

Total Return (a)	3.15%	(k)	0.94%	7.46%		0.05%		(0.97)%

Net Assets, End of Period (in thousands)	$3,029		$2,749	$2,204		$1,422		$756

Ratios of:
Gross Expenses to Average Net Assets (b)	4.39%	(j)	5.07%	5.27%		3.17%		2.72%
Net Expenses to Average Net Assets (b)	2.25%	(j)	2.25%	2.28%		2.12%	(f)	1.88%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(d)	3.15%	(j)	2.54%	2.96%		(0.14)%	(f)	0.79%	(e)

Portfolio turnover rate	16.52%	(k)	99.44%	110.84%		246.74%		106.26%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(i) Unaudited.
(j) Annualized.
(k) Not annualized.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.42%

Debt Fund - 23.84%
SPDR Portfolio Long Term Treasury ETF		62,606	$2,082,275
			2,082,275
Equity Fund - 72.58%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF		27,003	843,034
Goldman Sachs ActiveBeta International Equity ETF		52,644	1,426,652
Invesco S&P 500 Low Volatility ETF		21,984	1,102,498
Invesco S&P 500 Quality ETF		22,449	682,674
iShares Edge MSCI USA Momentum Factor ETF		3,979	432,875
ProShares Short S&P500		14,064	404,340
Schwab U.S. Large-Cap Value ETF		17,073	934,064
Schwab US Small-Cap ETF		7,399	512,159
			6,338,296

Total Exchange-Traded Products (Cost $6,603,285)			8,420,571

SHORT-TERM INVESTMENT - 12.58%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%		1,099,082	1,099,082

Total Short-Term Investment (Cost $1,099,082)			1,099,082

Total Value of Investments (Cost $9,849,582) - 109.00%			9,519,653

Liabilities in Excess of Other Assets - (9.00)%			(786,378)

Net Assets - 100.00%			$8,733,275

§	Represents 7 day effective yield as of November 30, 2018.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Debt Fund	23.84%	$2,082,275
Equity Fund	72.58%	6,338,296
Short-Term Investment	12.58%	1,099,082
Liabilities in Excess of Other Assets	-9.00%	(786,378)
Total Net Assets	100.00%	$8,733,275

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $9,849,582)	$9,519,653
Receivables:
Dividends and interest	1,072
Due from Advisor	11,970
Prepaid expenses:
Registration and filing expenses	21,468
Professional fees	5,401
Fund accounting fees	3,339
Shareholder fulfillment fees	1,032
Trustee fees and meeting expenses	775
Transfer agent fees	111

Total assets	9,564,821

Liabilities:
Payables:
Investments purchased	730,418
Fund shares repurchased	95,102
Accrued expenses:
Compliance fees	1,856
Security pricing fees	1,276
Custody fees	891
Insurance fees	820
Distribution and service fees - Class C Shares and Class A Shares	682
Administration fees	349
Miscellaneous expenses	152

Total liabilities	831,546

Total Net Assets	$8,733,275

Net Assets Consist of:
Paid in capital	$9,984,476
Accumulated deficit	(1,251,201)

Total Net Assets	$8,733,275

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	850,585
Net Assets	$8,166,428
Net Asset Value, Offering Price and Redemption Price Per Share	$9.60

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	61,808
Net Assets	$550,083
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$8.90

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,631
Net Assets	$16,764
Net Asset Value and Redemption Price Per Share	$10.28
Maximum Offering Price Per Share ($10.28 ÷ 95.50%)(b)	$10.76
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$214,627

Total Investment Income	214,627

Expenses:
Advisory fees (note 2)	83,628
Registration and filing expenses	24,157
Fund accounting fees (note 2)	17,880
Professional fees	14,055
Transfer agent fees (note 2)	14,018
Interest expense	12,536
Administration fees (note 2)	12,033
Shareholder fulfillment fees	8,176
Compliance fees (note 2)	4,513
Custody fees (note 2)	4,180
Trustee fees and meeting expenses (note 3)	4,011
Distribution and service fees - Class C Shares (note 4)	3,158
Security pricing fees	2,256
Insurance fees	1,003
Miscellaneous expenses (note 2)	902
Distribution and service fees - Class A Shares (note 4) (a)	4

Total Expenses	206,510

Fees waived and reimbursed by Advisor (note 2)	(86,276)

Net Expenses	120,234

Net Investment Income	94,393

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(297,137)

Net change in unrealized depreciation on investments	(568,877)

Net Realized and Unrealized Loss on Investments	(866,014)

Net Decrease in Net Assets Resulting from Operations	$(771,621)

(a)	For the period from October 24, 2018 (Date of Initital Public Investment) through November 30, 2018.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment income (loss)			$94,393	$(43,900)
Net realized loss from investment transactions and options written			(297,137)	(655,445)
Net change in unrealized depreciation on investments
and options written			(568,877)	(97,166)
Net Decrease in Net Assets Resulting from Operations			(771,621)	(796,511)

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-	(890,083)
Class C Shares			-	(49,515)
Decrease in Net Assets Resulting from Distributions			-	(939,598)

Beneficial Interest Transactions:
Shares sold			814,654	20,459,701
Reinvested dividends and distributions			-	763,101
Shares repurchased			(12,566,234)	(5,548,870)
Increase (Decrease) from Beneficial Interest Transactions			(11,751,580)	15,673,932

Net Increase (Decrease) in Net Assets			(12,523,201)	13,937,823

Net Assets:
Beginning of Period			21,256,476	7,318,653
End of Period			$8,733,275	$21,256,476

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	74,252	$744,648	1,874,370	$20,278,204
Reinvested dividends and distributions	-	-	67,638	713,586
Shares repurchased	(1,266,590)	(12,394,785)	(498,517)	(5,205,229)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,192,338)	$(11,650,137)	1,443,491	$15,786,561

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	5,700	$53,691	17,812	$181,497
Reinvested dividends and distributions	-	-	5,017	49,515
Shares repurchased	(18,362)	(171,449)	(35,993)	(343,641)
Net Decrease in Shares of
Beneficial Interest	(12,662)	$(117,758)	(13,164)	$(112,629)

Class A Shares (b)	Shares	Amount
Shares sold	1,631	$16,315
Shares repurchased	-	-
Net Increase in Shares of
Beneficial Interest	1,631	$16,315

(a) Unaudited.
(b)	For the period from October 24, 2018 (Date of Initital Public Investment) through November 30, 2018.

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(g)	2018		2017		2016		2015

Net Asset Value, Beginning of Period	$10.06		$10.73		$9.92		$12.92		$12.15

Income (Loss) from Investment Operations
Net investment income (loss)(d)	0.06		(0.02)		(0.02)		(0.02)		(0.06)
Net realized and unrealized gain (loss) on
investments and options written	(0.52)		(0.15)		1.57		(0.93)		1.88

Total from Investment Operations	(0.46)		(0.17)		1.55		(0.95)		1.82

Less Distributions from:
Net investment income	-		-		-		-		(0.11)
Net realized gains	-		(0.50)		(0.74)		(2.05)		(0.94)

Total Distributions	-		(0.50)		(0.74)		(2.05)		(1.05)

Net Asset Value, End of Period	$9.60		$10.06		$10.73		$9.92		$12.92

Total Return (a)	(4.67)%	(i)	(1.76)%		16.50%		(7.71)%		16.26%

Net Assets, End of Period (in thousands)	$8,166		$20,558		$6,431		$10,831		$19,722

Ratios of:
Interest Expense to Average Net Assets	0.15%		0.37%		-		-		-
Gross Expenses to Average Net Assets (b)	2.44%	(h)(f)	2.67%	(f)	3.61%	(f)	1.85%		1.27%
Net Expenses to Average Net Assets (b)	1.40%	(h)(f)	1.63%	(f)	1.43%	(f)	1.37%	(e)	1.27%	(e)
Net Expenses to Average Net Assets
(excluding interest expense)(b)	1.25%	(h)	1.26%		1.38%		1.37%	(e)	1.27%	(e)
Net Investment Income (Loss) to Average
Net Assets (b)(c)	1.18%	(h)	(0.20)%		(0.21)%		(0.14)%	(e)	(0.47)%	(e)

Portfolio turnover rate	45.85%	(i)	246.80%		159.52%		312.56%		259.65%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Includes interest expense.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements									(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(h)	2018		2017	(g)	2016		2015

Net Asset Value, Beginning of Period	$9.37		$10.13		$9.49		$12.57		$11.97

Income (Loss) from Investment Operations
Net investment loss (d)	0.00	(k)	(0.13)		(0.13)		(0.11)		(0.18)
Net realized and unrealized gain (loss)
on investments and options written	(0.47)		(0.13)		1.51		(0.92)		1.83

Total from Investment Operations	(0.47)		(0.26)		1.38		(1.03)		1.65

Less Distributions from:
Net investment income	-		-		-		-		(0.11)
Net realized gains	-		(0.50)		(0.74)		(2.05)		(0.94)

Total Distributions	-		(0.50)		(0.74)		(2.05)		(1.05)

Net Asset Value, End of Period	$8.90		$9.37		$10.13		$9.49		$12.57

Total Return (a)	(5.12)%	(j)	(2.77)%		15.42%		(8.64)%		15.04%

Net Assets, End of Period (in thousands)	$550		$698		$887		$979		$1,208

Ratios of:
Interest Expense to Average Net Assets	0.15%		0.37%		0.00		-		-
Gross Expenses to Average Net Assets (b)	3.53%	(i)(f)	3.87%	(f)	4.82%	(f)	2.95%		2.27%
Net Expenses to Average Net Assets (b)	2.40%	(i)(f)	2.63%	(f)	2.43%	(f)	2.40%	(e)	2.27%	(e)
Net Expenses to Average Net Assets
(excluding interest expense)(b)	2.25%	(i)	2.26%		2.38%		2.40%	(e)	2.27%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	0.08%	(i)	(1.27)%		(1.32)%		(1.02)%	(e)	(1.50)%	(e)

Portfolio turnover rate	45.85%	(j)	246.80%		159.52%		312.56%		259.65%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Includes interest expense.
(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.
(k) Less than $0.01 per share.

See Notes to Financial Statements									(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during the period from October 24, 2018
(Date of Initial Public Investment) through November 30, 2018 (a)	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss (d)	(0.01)
Net realized and unrealized gain
on investments	0.29

Total from Investment Operations	0.28

Less Distributions from:
Net investment income	-
Net realized gains	-

Total Distributions	-

Net Asset Value, End of Period	$10.28

Total Return (g)	1.88%

Net Assets, End of Period (in thousands)	$17

Ratios of:
Interest Expense to Average Net Assets	0.15%
Gross Expenses to Average Net Assets (b)(e)(f)	1.72%
Net Expenses to Average Net Assets (b)(e)(f)	1.65%
Net Expenses to Average Net Assets
(excluding interest expense)(b)(f)	1.50%
Net Investment Loss to Average
Net Assets (b)(c)(f)	(0.64)%

Portfolio turnover rate (g)(h)	45.85%

(a) Unaudited.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Includes interest expense.
(f) Annualized.
(g) Not annualized.
(h) Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 94.47%

Communication Services - 6.00%
*	Cargurus, Inc.	12,400	$482,484
	Match Group, Inc.	17,200	692,644
*	Netflix, Inc.	5,500	1,573,715
*	TechTarget, Inc.	45,900	660,501
*	Twitter, Inc.	30,000	943,500
	World Wrestling Entertainment, Inc.	17,400	1,286,904
			5,639,748
Consumer Discretionary - 12.63%
*	Amazon.com, Inc.	800	1,352,136
	American Eagle Outfitters, Inc.	66,000	1,381,380
*	Burlington Stores, Inc.	8,300	1,375,808
	Callaway Golf Co.	28,200	483,066
	Domino's Pizza, Inc.	1,700	471,444
*	Lululemon Athletica, Inc.	6,800	901,340
*	Malibu Boats, Inc.	18,344	888,216
	Marine Products Corp.	13,100	284,794
*	MasterCraft Boat Holdings, Inc.	26,900	696,979
*	O'Reilly Automotive, Inc.	1,300	450,814
	Ross Stores, Inc.	12,200	1,068,720
	The Home Depot, Inc.	14,000	2,524,480
			11,879,177
Consumer Staples - 2.78%
	Lamb Weston Holdings, Inc.	5,300	406,510
	Medifast, Inc.	14,900	2,212,650
			2,619,160
Energy - 11.08%
	ConocoPhillips	14,200	939,756
	Delek US Holdings, Inc.	37,500	1,492,125
*	Denbury Resources, Inc.	155,300	350,978
μ	Ecopetrol SA	97,300	1,869,133
μ	Equinor ASA	38,500	900,130
	Evolution Petroleum Corp.	46,000	400,660
*	Geopark Ltd.	67,000	1,029,790
	HollyFrontier Corp.	20,500	1,280,635
*	Legacy Reserves, Inc.	94,700	203,605
*	Profire Energy, Inc.	115,000	225,400
	Valero Energy Corp.	21,700	1,733,830
			10,426,042

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - 8.20%
	Arbor Realty Trust, Inc.	195,900	$2,321,415
	Capital Southwest Corp.	47,000	936,710
	CME Group, Inc.	2,900	551,232
*	Enova International, Inc.	15,900	352,026
	Moelis & Co.	12,509	505,614
*	NMI Holdings, Inc.	27,900	545,166
	S&P Global, Inc.	2,400	438,864
	The Progressive Corp.	12,000	795,480
	Virtu Financial, Inc.	50,400	1,268,568
			7,715,075
Health Care - 13.82%
*	ABIOMED, Inc.	6,325	2,104,201
*	Amedisys, Inc.	7,000	953,750
μ	AstraZeneca PLC	23,400	931,788
*	BioTelemetry, Inc.	14,400	1,021,536
*	DexCom, Inc.	3,500	453,565
*	Enanta Pharmaceuticals, Inc.	7,600	601,464
*	Inogen, Inc.	2,150	316,824
*	IntriCon Corp.	21,200	734,156
*	Intuitive Surgical, Inc.	3,105	1,648,351
*	iRadimed Corp.	48,247	1,388,549
*	Ligand Pharmaceuticals, Inc.	4,400	694,188
*	Neurocrine Biosciences, Inc.	4,700	414,869
*	Supernus Pharmaceuticals, Inc.	9,100	431,522
	Zoetis, Inc.	13,900	1,304,793
			12,999,556
Industrials - 11.63%
	Allied Motion Technologies, Inc.	11,700	553,527
*	Axon Enterprise, Inc.	18,200	791,154
	BG Staffing, Inc.	14,739	365,232
*	Chart Industries, Inc.	7,600	483,056
*	Copart, Inc.	9,300	475,974
	Federal Signal Corp.	34,800	816,408
	HEICO Corp.	10,625	898,025
	McGrath RentCorp	5,100	272,493
*	PGT Innovations, Inc.	39,100	753,457
	Seaspan Corp.	50,300	478,353
	The Boeing Co.	6,600	2,288,616
*	Trex Co., Inc.	27,500	1,752,575
	Universal Logistics Holdings, Inc.	23,300	544,521
*	Verisk Analytics, Inc.	3,800	468,616
			10,942,007

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 26.87%
*	Adobe, Inc.	9,750	$2,446,178
*	Appfolio, Inc.	19,200	1,176,768
	Apple, Inc.	2,500	446,450
*	Atlassian Corp PLC	4,400	378,136
	AudioCodes Ltd.	32,700	352,506
	Camtek Ltd.	59,600	503,620
*	CyberArk Software Ltd.	3,356	248,814
	EVERTEC, Inc.	16,300	445,479
*	Fabrinet	7,700	406,021
*	Fortinet, Inc.	28,850	2,130,284
	Mastercard, Inc.	8,100	1,628,667
*	Mellanox Technologies Ltd.	10,200	946,866
*	Micron Technology, Inc.	22,600	871,456
*	Mimecast Ltd.	19,300	718,539
*	Nice Ltd.	7,300	847,822
	NVIDIA Corp.	20,030	3,273,503
*	Palo Alto Networks, Inc.	2,000	345,900
*	Paycom Software, Inc.	16,400	2,177,428
*	Radware Ltd.	30,200	688,862
	Seagate Technology PLC	50,000	2,154,500
*	ServiceNow, Inc.	8,900	1,648,903
μ	Telefonaktiebolaget LM Ericsson	44,300	371,677
*	WEX, Inc.	2,249	348,528
*	WNS Holdings Ltd.	14,800	722,832
			25,279,739
Materials - 1.46%
	Methanex Corp.	10,900	604,296
	Tecnoglass, Inc.	51,871	513,523
*	UFP Technologies, Inc.	7,000	254,030
			1,371,849

	Total Common Stocks (Cost $91,334,442)		88,872,353

LIMITED PARTNERSHIPS - 1.43%

Energy - 1.43%
	CVR Refining LP	20,800	287,872
	Viper Energy Partners LP	35,300	1,060,059

	Total Limited Partnerships (Cost $1,411,714)		1,347,931

SHORT-TERM INVESTMENT - 6.23%
§	Fidelity Investments Money Market Government Portfolio -
	Institutional Class, 2.10%	5,860,238	5,860,238

	Total Short-Term Investment (Cost $5,860,238)		5,860,238

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
				Value (Note 1)

Total Value of Investments (Cost $98,606,394) - 102.13%				$96,080,522

Liabilities in Excess of Other Assets - (2.13)%				(2,009,273)

	Net Assets - 100.00%			$94,071,249

*	Non-income producing investment
§	Represents 7 day effective yield as of November 30, 2018.
μ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Communication Services	6.00%	$5,639,748
	Consumer Discretionary	12.63%	11,879,177
	Consumer Staples	2.78%	2,619,160
	Energy	11.08%	10,426,042
	Financials	8.20%	7,715,075
	Health Care	13.82%	12,999,556
	Industrials	11.63%	10,942,007
	Information Technology	26.87%	25,279,739
	Materials	1.46%	1,371,849
	Limited Partnerships	1.43%	1,347,931
	Short-Term Investment	6.23%	5,860,238
	Liabilities in Excess of Other Assets	-2.13%	(2,009,273)
	Total Net Assets	100.00%	$94,071,249

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $98,606,394)	$96,080,522
Cash	189,782
Receivables:
Fund shares sold	62,620
Dividends and interest	107,564
Prepaid expenses:
Registration and filing expenses	36,416
Shareholder fulfillment fees	5,168
Fund accounting fees	4,077
Insurance fees	1,205
Security pricing fees	846
Trustee fees and meeting expenses	775
Custody fees	136

Total assets	96,489,111

Liabilities:
Payables:
Investments purchased	2,100,894
Fund shares repurchased	284,590
Accrued expenses:
Advisory fees	25,759
Professional fees	2,356
Distribution and service fees - Class C Shares and Class A Shares	2,250
Compliance fees	1,057
Administration fees	759
Miscellaneous expenses	152
Transfer agent fees	45

Total liabilities	2,417,862

Total Net Assets	$94,071,249

Net Assets Consist of:
Paid in capital	$92,356,504
Distributable earnings	1,714,745

Total Net Assets	$94,071,249

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	6,786,059
Net Assets	$90,405,367
Net Asset Value, Offering Price and Redemption Price Per Share	$13.32

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	223,057
Net Assets	$2,856,147
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.80

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	95,403
Net Assets	$809,735
Net Asset Value and Redemption Price Per Share	$8.49
Maximum Offering Price Per Share ($8.49 ÷ 95.50%)(b)	$8.89

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases (note 1).
See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends (net of withholding taxes of $13,876)	$555,780

Total Investment Income	555,780

Expenses:
Advisory fees (note 2)	535,934
Administration fees (note 2)	53,593
Fund accounting fees (note 2)	24,913
Registration and filing expenses	23,763
Transfer agent fees (note 2)	16,545
Custody fees (note 2)	16,008
Distribution and service fees - Class C Shares (note 4)	15,796
Professional fees	14,294
Shareholder fulfillment fees	12,786
Compliance fees (note 2)	4,513
Security pricing fees	4,262
Trustee fees and meeting expenses (note 3)	4,011
Insurance fees	2,055
Distribution and service fees - Class A Shares (note 4)	925
Miscellaneous expenses	902

Total Expenses	730,300

Fees waived by Advisor (note 2)	(11,851)

Net Expenses	718,449

Net Investment Loss	(162,669)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(398,936)
Net change in unrealized depreciation on investments	(18,877,229)

Net Realized and Unrealized Loss on Investments	(19,276,165)

Net Decrease in Net Assets Resulting from Operations	$(19,438,834)

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment loss			$(162,669)	$(345,940)
Net realized gain (loss) from investment transactions			(405,464)	10,734,496
Net change in unrealized appreciation (depreciation) on investments			(18,877,229)	4,858,762

Net Increase (Decrease) in Net Assets Resulting from Operations			(19,445,362)	15,247,318

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-	(3,249,829)
Class C Shares			-	(103,586)

Decrease in Net Assets Resulting from Distributions			-	(3,353,415)

Beneficial Interest Transactions:
Shares sold			22,379,993	53,677,037
Reinvested dividends and distributions			-	3,228,360
Shares repurchased			(14,602,058)	(28,625,612)

Increase from Beneficial Interest Transactions			7,777,935	28,279,785

Net Increase (Decrease) in Net Assets			(11,667,427)	40,173,688

Net Assets:
Beginning of Period			105,738,676	65,564,988
End of Period			$94,071,249	$105,738,676

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,345,712	$20,731,925	3,390,521	$51,980,803
Reinvested dividends and distributions	-	-	212,715	3,124,774
Shares repurchased	(924,691)	(13,860,194)	(1,849,014)	(27,514,690)
Net Increase in Shares of
Beneficial Interest	421,021	$6,871,731	1,754,222	$27,590,887

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	76,536	$1,152,463	83,831	$1,236,661
Reinvested dividends and distributions	-	-	7,269	103,586
Shares repurchased	(48,720)	(741,864)	(76,991)	(1,110,922)
Net Increase in Shares of
Beneficial Interest	27,816	$410,599	14,109	$229,325

Class A Shares	Shares	Amount	Shares (b)	Amount (b)
Shares sold	48,791	$495,605	46,612	$459,573
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	-	-
Net Increase in Shares of
Beneficial Interest	48,791	$495,605	46,612	$459,573

(a) Unaudited.
(b) For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(f)	2018	2017	2016		2015

Net Asset Value, Beginning of Period	$16.06		$13.69	$11.58	$12.77		$11.09

Income (Loss) from Investment Operations
Net investment income (loss) (e)	(0.02)		(0.06)	0.03	0.01		0.03
Net realized and unrealized gain (loss) on
investments	(2.72)		3.05	2.10	(1.19)		1.65

Total from Investment Operations	(2.74)		2.99	2.13	(1.18)		1.68

Less Distributions from:
Net investment income	-		-	(0.02)	(0.01)		-
Net realized gains	-		(0.62)	-	-		-

Total Distributions	-		(0.62)	(0.02)	(0.01)		-

Net Asset Value, End of Period	$13.32		$16.06	$13.69	$11.58		$12.77

Total Return (c)	(17.00)%	(b)	22.23%	18.42%	(9.21)%		15.15%

Net Assets, End of Period (in thousands)	$90,405		$102,233	$63,142	$45,453		$53,713

Ratios of:
Gross Expenses to Average Net Assets (d)	1.33%	(a)	1.39%	1.55%	1.51%		1.55%
Net Expenses to Average Net Assets (d)	1.25%	(a)	1.25%	1.18%	1.11%	(g)	1.13%	(g)
Net Investment Income (Loss) to
Average Net Assets (d)(h)	(0.21)%	(a)	(0.39)%	0.29%	0.05%	(g)	0.23%	(g)

Portfolio turnover rate	57.95%	(b)	124.11%	135.58%	172.08%		95.22%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f) Unaudited.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements							(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(f)	2018	2017	(h)	2017		2015

Net Asset Value, Beginning of Period	$15.51		$13.38	$11.42		$12.72		$11.16

Income (Loss) from Investment Operations
Net investment loss (e)	(0.09)		(0.20)	(0.06)		(0.11)		(0.11)
Net realized and unrealized gain (loss) on
investments	(2.62)		2.95	2.04		(1.18)		1.67

Total from Investment Operations	(2.71)		2.75	1.98		(1.29)		1.56

Less Distributions from:
Net investment income	-		-	(0.02)		(0.01)		-
Net realized gains	-		(0.62)	-		-		-

Total from Investment Operations	-		(0.62)	(0.02)		(0.01)		-

Net Asset Value, End of Period	$12.80		$15.51	$13.38		$11.42		$12.72

Total Return (c)	(17.41)%	(b)	20.92%	17.37%		(10.11)%		13.98%

Net Assets, End of Period (in thousands)	$2,856		$3,028	$2,423		$7,582		$6,840

Ratios of:
Gross Expenses to Average Net Assets (d)	2.33%	(a)	2.39%	2.49%		2.51%		2.55%
Net Expenses to Average Net Assets (d)	2.25%	(a)	2.25%	2.13%		2.11%	(g)	2.13%	(g)
Net Investment Loss to Average
Net Assets (d)(i)	(1.21)%	(a)	(1.39)%	(0.51)%		(0.96)%	(g)	(0.93)%	(g)

Portfolio turnover rate	57.95%	(b)	124.11%	135.58%		172.08%		95.22%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Calculated using the average shares method.
(f) Unaudited.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(h)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(i)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements								(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights
	Class A Shares
For a share outstanding during	November 30,		May 31,
each of the fiscal periods ended	2018	(j)	2018	(k)

Net Asset Value, Beginning of Period	$10.25		$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.02)		(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	(1.74)		0.25

Total from Investment Operations	(1.76)		0.25

Less Distributions from:
Net investment income	-		-
Net realized gains	-		-

Total from Investment Operations	-		-

Net Asset Value, End of Period	$8.49		$10.25

Total Return (c)(g)	(17.17)%	(b)	2.50%	(b)

Net Assets, End of Period (in thousands)	$810		$478

Ratios of:
Gross Expenses to Average Net Assets (d)	1.58%	(a)	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.45)%	(a)	(0.20)%	(a)

Portfolio turnover rate	57.95%	(b)	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net  asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j) Unaudited.
(k)	For a share outstanding during the period from March 13, 2018 (Date of Initital Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 48.74%

Communication Services - 4.06%
*	Alphabet, Inc.	1,037	$1,150,707
	Verizon Communications, Inc.	19,094	1,151,368
			2,302,075
Consumer Discretionary - 9.45%
*	Amazon.com, Inc.	623	1,052,976
	Dollar General Corp.	9,701	1,076,714
	McDonald's Corp.	6,119	1,153,493
	The Home Depot, Inc.	6,036	1,088,411
	The TJX Cos., Inc.	20,236	988,529
			5,360,123
Consumer Staples - 3.07%
	The Coca-Cola Co.	23,370	1,177,848
	Walmart, Inc.	5,742	560,706
			1,738,554
Financials - 2.02%
	JP Morgan Chase & Co.	10,301	1,145,368
			1,145,368
Health Care - 16.58%
	Abbott Laboratories	16,164	1,196,944
	Becton Dickinson and Co.	4,692	1,185,903
*	Boston Scientific Corp.	30,219	1,138,350
	Johnson & Johnson	7,842	1,151,990
	Merck & Co., Inc.	15,640	1,240,877
	Pfizer, Inc.	24,900	1,151,127
	Stryker Corp.	6,599	1,157,860
	Thermo Fisher Scientific, Inc.	4,740	1,182,867
			9,405,918
Industrials - 1.83%
	The Boeing Co.	2,993	1,037,853
			1,037,853
Information Technology - 11.73%
*	Advanced Micro Devices, Inc.	27,393	583,471
*	Alteryx, Inc.	19,339	1,163,821
	Apple, Inc.	6,177	1,103,089
	Microsoft Corp.	15,002	1,663,572
*	PayPal Holdings, Inc.	12,712	1,090,817
*	Square, Inc.	14,997	1,047,390
			6,652,160

	Total Common Stocks (Cost $26,791,093)		27,642,051

			(Continued)

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 46.08%

Consumer Discretionary - 1.95%
Consumer Discretionary Select Sector SPDR Fund	10,236	$1,105,386
		1,105,386
Energy - 1.98%
Energy Select Sector SPDR Fund	16,940	1,119,903
		1,119,903
Financials - 12.36%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	18,502	1,135,283
SPDR S&P Regional Banking ETF	53,309	2,972,510
Vanguard Financials ETF	43,071	2,903,847
		7,011,640
Health Care - 6.21%
Health Care Select Sector SPDR Fund	31,026	2,974,462
SPDR S&P Health Care Equipment ETF	7,053	549,640
		3,524,102
Industrials - 3.88%
Industrial Select Sector SPDR Fund	15,519	1,125,748
iShares US Aerospace & Defense ETF	5,601	1,075,448
		2,201,196
Information Technology - 18.76%
Technology Select Sector SPDR Fund	91,706	6,230,506
Vanguard Information Technology ETF	24,131	4,408,010
		10,638,516
Large-Cap - 0.94%
iShares China Large-Cap ETF	13,600	534,344
		534,344

Total Exchange-Traded Products (Cost $26,715,092)		26,135,087

SHORT-TERM INVESTMENT - 5.67%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%	3,217,263	3,217,263

Total Short-Term Investment (Cost $3,217,263)		3,217,263

Total Value of Investments (Cost $56,723,448) - 100.49%		$56,994,401

Liabilities in Excess of Other Assets - (0.49)%		(275,896)

Net Assets - 100.00%		$56,718,505

§ Represents 7 day effective yield as of November 30, 2018.
* Non income-producing investment

Cavalier Growth Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018

Summary of Investments by Sector

Sector	% of Net Assets	Value
Common Stocks:
Communication Services	4.06%	$2,302,075
Consumer Discretionary	9.45%	5,360,123
Consumer Staples	3.07%	1,738,554
Financials	2.02%	1,145,368
Health Care	16.58%	9,405,918
Industrials	1.83%	1,037,853
Information Technology	11.73%	6,652,160
Exchange-Traded Products:
Consumer Discretionary	1.95%	1,105,386
Energy	1.98%	1,119,903
Financials	12.36%	7,011,640
Health Care	6.21%	3,524,102
Industrials	3.88%	2,201,196
Information Technology	18.76%	10,638,516
Large-Cap	0.94%	534,344
Short-Term Investment	5.67%	3,217,263
Liabilities in Excess of Other Assets	-0.49%	(275,896)
Total Net Assets	100.00%	$56,718,505

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $56,723,448)	56,994,401
Receivables:
Fund shares sold	195,108
Dividends and interest	57,489
Prepaid expenses:
Registration and filing expenses	40,848
Shareholder fulfillment fees	3,497
Fund accounting fees	2,934
Professional fees	1,708
Trustee fees and meeting expenses	775
Insurance fees	761
Security pricing fees	327

Total assets	57,297,848

Liabilities:
Payables:
Fund shares repurchased	6,680
Investments purchased	568,461
Accrued expenses:
Compliance fees	1,432
Custody fees	1,388
Distribution and service fees - Class C Shares and Class A Shares	706
Administration fees	479
Miscellaneous expenses	152
Transfer agent fees	45

Total liabilities	579,343

Net Assets	$56,718,505

Net Assets Consist of:
Paid in capital	$54,947,124
Distributable earnings	1,771,381

Total Net Assets	$56,718,505

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$55,584,207
Net Asset Value, Offering Price and Redemption Price Per Share	16.79

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$1,030,292
Net Asset Value, Offering Price and Redemption Price Per Share (a)	16.10

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$104,006
Net Asset Value and Redemption Price Per Share	9.76
Maximum Offering Price Per Share ($9.76 ÷ 95.50%)(b)	10.22
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases (note 1).
See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$378,172

Total Investment Income	378,172

Expenses:
Advisory fees (note 2)	271,259
Administration fees (note 2)	25,872
Registration and filing expenses	22,347
Fund accounting fees (note 2)	22,141
Transfer agent fees (note 2)	16,545
Professional fees	14,055
Shareholder fulfillment fees	11,470
Custody fees (note 2)	6,177
Distribution and service fees - Class C Shares (note 4)	5,348
Compliance fees (note 2)	4,513
Trustee fees and meeting expenses (note 3)	4,011
Security pricing fees	1,003
Insurance fees	1,003
Miscellaneous expenses (note 2)	902
Distribution and service fees - Class A Shares (note 4)	48

Total Expenses	406,694

Fees waived by Advisor (note 2)	(38,569)

Net Expenses	368,125

Net Investment Income	10,047

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(1,715,562)
Net change in unrealized depreciation on investments	(779,550)

Net Realized and Unrealized Loss on Investments	(2,495,112)

Net Decrease in Net Assets Resulting from Operations	$(2,485,065)

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment income (loss)			$10,047	$(170,410)
Net realized gain (loss) from investment transactions			(1,715,562)	5,252,964
Net change in unrealized appreciation (depreciation) on investments			(779,550)	162,131

Net Increase (Decrease) in Net Assets Resulting from Operations			(2,485,065)	5,244,685

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-	(34,280)
Class C Shares			-	(1,150)

Decrease in Net Assets Resulting from Distributions			-	(35,430)

Beneficial Interest Transactions:
Shares sold			25,879,357	17,735,846
Reinvested dividends and distributions			-	34,983
Shares repurchased			(5,542,960)	(7,132,842)

Increase from Beneficial Interest Transactions			20,336,397	10,637,987

Net Increase in Net Assets			17,851,332	15,847,242

Net Assets:
Beginning of Period			38,867,173	23,019,931
End of Period			$56,718,505	$38,867,173

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,457,403	$25,632,823	1,046,420	$17,299,809
Reinvested dividends and distributions	-	-	2,032	33,833
Shares repurchased	(312,889)	(5,391,400)	(404,255)	(6,763,551)
Net Increase in Shares of
Beneficial Interest	1,144,514	$20,241,423	644,197	$10,570,091

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	8,758	$146,243	26,814	$426,037
Reinvested dividends and distributions	-	-	71	1,150
Shares repurchased	(8,920)	(151,560)	(23,947)	(369,291)
Net Increase (Decrease) in Shares of
Beneficial Interest	(162)	$(5,317)	2,938	$57,896

Class A Shares	Shares	Amount	Shares (b)	Amount (b)
Shares sold	9,657	$100,291	1,000	$10,000
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	-	-
Net Increase in Shares of
Beneficial Interest	9,657	$100,291	1,000	$10,000

(a) Unaudited.
(b)	For the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Growth Opportunities Fund

Financial Highlights
		Institutional Class Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2018	(g)	2018	2017		2016		2015

Net Asset Value, Beginning of Period		$17.45		$14.56	$11.81		$13.13		$12.93

Income (Loss) from Investment Operations
	Net investment income (loss) (d)	0.01		(0.08)	0.05		0.05		0.05
	Net realized and unrealized gain (loss)
	on investments	(0.67)		2.99	2.73		(1.22)		0.65

Total from Investment Operations		(0.66)		2.91	2.78		(1.17)		0.70

Less Distributions From:
	Net investment income	-		(0.02)	(0.03)		-		(0.06)
	Net realized gains	-		-	-		(0.15)		(0.44)

Total Distributions		-		(0.02)	(0.03)		(0.15)		(0.50)

Net Asset Value, End of Period		$16.79		$17.45	$14.56		$11.81		$13.13

Total Return		(3.67)%	(i)	19.98%	23.53%	(a)	(8.92)%	(a)	5.63%	(a)

Net Assets, End of Period (in thousands)		$55,585		$37,778	$22,149		$8,113		$41,049

Ratios of:
Gross Expenses to Average Net Assets (b)		1.55%	(h)	1.81%	2.56%		1.22%		1.25%
Net Expenses to Average Net Assets (b)		1.30%	(h)	1.35%	1.24%		0.91%	(f)	0.93%	(e)
Net Investment Income (Loss) to
	Average Net Assets (b)(c)	0.16%	(h)	(0.52)%	0.39%		0.41%	(f)	0.41%	(e)

Portfolio turnover rate		135.77%	(i)	491.30%	439.72%		284.69%		50.59%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	Unaudited.
(h)	Annualized.
(i)	Not annualized.

See Notes to Financial Statements									(Continued)

Cavalier Growth Opportunities Fund

Financial Highlights
		Class C Shares
For a share outstanding during each		November 30,		May 31,
of the fiscal years or period ended		2018	(h)	2018	2017	(g)	2016		2015

Net Asset Value, Beginning of Period		$16.81		$14.22	$11.61		$13.04		$12.97

Income (Loss) from Investment Operations
	Net investment loss (d)	(0.07)		(0.28)	(0.01)		(0.07)		(0.13)
	Net realized and unrealized gain (loss)
	on investments	(0.64)		2.89	2.65		(1.21)		0.70

Total from Investment Operations		(0.71)		2.61	2.64		(1.28)		0.57

Less Distributions From:
	Net investment income	-		(0.02)	(0.03)		-		(0.06)
	Net realized gains	-		-	-		(0.15)		(0.44)

Total Distributions		-		(0.02)	(0.03)		(0.15)		(0.50)

Net Asset Value, End of Period		$16.10		$16.81	$14.22		$11.61		$13.04

Total Return		(4.10)%	(j)	18.35%	22.73%	(a)	(9.84)%	(a)	4.64%	(a)

Net Assets, End of Period (in thousands)		$1,030		$1,079	$871		$6,160		$7,229

Ratios of:
Gross Expenses to Average Net Assets (b)		2.57%	(i)	2.81%	2.91%		2.22%		2.25%
Net Expenses to Average Net Assets (b)		2.30%	(i)	2.35%	2.14%		1.84%	(f)	1.93%	(e)
Net Investment Loss to Average
	Net Assets (b)(c)	(0.79)%	(i)	(1.80)%	(0.09)%		(0.56)%	(f)	(1.00)%	(e)

Portfolio turnover rate		135.77%	(j)	491.30%	439.72%		284.69%		50.59%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h)	Unaudited.
(i)	Annualized.
(j)	Not annualized.

See Notes to Financial Statements									(Continued)

Cavalier Growth Opportunities Fund

Financial Highlights
	Class A Shares
For a share outstanding during	November 30,		May 31,
each of the fiscal periods ended	2018	(h)	2018	(i)

Net Asset Value, Beginning of Period	$10.15		$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.00)	(j)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.39)		0.17

Total from Investment Operations	(0.39)		0.15

Less Distributions From:
Net investment income	-		-
Net realized gains	-		-

Total Distributions	-		-

Net Asset Value, End of Period	$9.76		$10.15

Total Return (f)	(3.74)%	(b)	1.50%	(b)

Net Assets, End of Period (in thousands)	$104		$10

Ratios of:
Gross Expenses to Average Net Assets (c)	1.82%	(a)	2.00%	(a)
Net Expenses to Average Net Assets (c)	1.55%	(a)	1.60%	(a)
Net Investment Loss to Average
Net Assets (c)(d)	(0.01)%	(a)	(1.59)%	(a)

Portfolio turnover rate	135.77%	(b)	491.30%	(b)(g)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Does not include impact of sales charge, if any.
(g)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(h) Unaudited.
(i)	For a share outstanding during the period from April 16, 2018 (Date of Initial Public Investment) through May 31, 2018.
(j) Less than $0.01 per share.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 13.08%

Equity Fund - 4.15%
InfraCap MLP ETF		219,490	$1,343,279

Fixed Income Fund - 8.93%
ProShares Short High Yield ETF		125,000	2,888,750

Total Exchange-Traded Products (Cost $4,634,361)			4,232,029

MUTUAL FUND - 59.08%

Fixed Income Fund - 59.08%
Vanguard High-Yield Corporate Fund		3,425,057	19,111,819

Total Mutual Fund (Cost $19,821,164)			19,111,819

PREFERRED STOCKS - 9.27%

Real Estate - 9.27%	Dividend Rate
Preferred Apartment Communities, Inc.	5.75%	1,000	1,000,000
Preferred Apartment Communities, Inc.	5.75%	2,000	2,000,000

Total Preferred Stocks (Cost $3,000,000)			3,000,000

SHORT-TERM INVESTMENT - 27.29%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%		8,829,428	8,829,428

Total Short-Term Investment (Cost $8,829,428)			8,829,428

Total Value of Investments (Cost $36,284,953) - 108.72%			$35,173,276

Liabilities in Excess of Other Assets - (8.72)%			(2,821,712)

Net Assets - 100.00%			$32,351,564

§	Represents 7 day effective yield as of November 30, 2018.

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	13.08%	$4,232,029
Mutual Fund	59.08%	19,111,819
Preferred Stocks	9.27%	3,000,000
Short-Term Investment	27.29%	8,829,428
Liabilities in Excess of Other Assets	-8.72%	(2,821,712)
Total Net Assets	100.00%	$32,351,564

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $36,284,953)	$35,173,276
Cash	10,711
Receivables:
Fund shares sold	25,408
Dividends	122,444
Prepaid expenses:
Registration and filing expenses	31,005
Fund accounting fees	2,700
Shareholder fulfillment fees	270
Security pricing fees	80
Miscellaneous expenses	26

Total assets	35,365,920

Liabilities:
Payables:
Investments purchased	2,889,949
Fund shares repurchased	109,806
Accrued expenses:
Insurance fees	4,451
Advisory fees	2,837
Custody fees	2,579
Professional fees	2,072
Trustee fees and meeting expenses	1,225
Distribution and service fees - Class C Shares	712
Compliance fees	425
Administration fees	263
Transfer agent fees	37

Total liabilities	3,014,356

Net Assets	$32,351,564

Net Assets Consist of:
Paid in capital	$35,808,847
Accumulated deficit	(3,457,283)

Total Net Assets	$32,351,564

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,313,680
Net Assets	$31,451,382
Net Asset Value, Offering Price and Redemption Price Per Share	$9.49

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	96,452
Net Assets	$900,182
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.33

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$1,059,074

Total Investment Income	1,059,074

Expenses:
Advisory fees (note 2)	171,653
Registration and filing expenses	21,632
Fund accounting fees (note 2)	18,262
Administration fees (note 2)	17,165
Professional fees	14,055
Transfer agent fees (note 2)	13,537
Shareholder fulfillment fees	6,539
Distribution and service fees - Class C Shares (note 4)	5,421
Custody fees (note 2)	5,238
Trustee fees and meeting expenses (note 3)	4,011
Insurance expenses	2,331
Compliance fees	2,006
Other operating expenses	1,504
Miscellaneous expenses (note 2)	902
Security pricing fees	752

Total Expenses	285,008

Fees waived by Advisor (note 2)	(65,021)

Net Expenses	219,987

Net Investment Income	839,087

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(512,756)
Net change in unrealized depreciation on investments	(636,685)

Realized and Unrealized Loss on Investments	(1,149,441)

Net Decrease in Net Assets Resulting from Operations	$(310,354)

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment income			$839,087	$419,941
Net realized gain (loss) from investment transactions			(512,756)	10,233
Net change in unrealized depreciation on investments			(636,685)	(546,469)

Net Decrease in Net Assets Resulting from Operations			(310,354)	(116,295)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(816,356)	(363,284)
Class C Shares			(20,053)	(57,752)

Decrease in Net Assets Resulting from Distributions			(836,409)	(421,036)

Beneficial Interest Transactions:
Shares sold			4,256,438	29,994,580
Reinvested dividends and distributions			269,476	305,992
Shares repurchased			(5,305,782)	(1,788,941)

Increase (Decrease) from Beneficial Interest Transactions			(779,868)	28,511,631

Net Increase (Decrease) in Net Assets			(1,926,631)	27,974,300

Net Assets:
Beginning of Period			34,278,195	6,303,895
End of Period			$32,351,564	$34,278,195

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	433,615	$4,251,898	2,968,282	$29,449,970
Reinvested dividends and distributions	25,576	249,423	24,801	248,240
Shares repurchased	(507,991)	(4,953,765)	(100,211)	(1,003,947)
Net Increase (Decrease) in Shares of
Beneficial Interest	(48,800)	$(452,444)	2,892,872	$28,694,263

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	466	$4,540	54,195	$544,610
Reinvested dividends and distributions	2,077	20,053	5,803	57,752
Shares repurchased	(36,128)	(352,017)	(80,129)	(784,994)
Net Decrease in Shares of
Beneficial Interest	(33,585)	$(327,424)	(20,131)	$(182,632)

(a) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(i)	2018	2017		2016		2015

Net Asset Value, Beginning of Period	$9.82		$10.20	$9.25		$9.63		$10.74

Income (Loss) from Investment Operations
Net investment income (d)	0.48		0.42	0.27		0.27		0.38
Net realized and unrealized gain (loss)
on investments	(0.57)		(0.37)	0.88		(0.41)		(0.93)

Total from Investment Operations	(0.09)		0.05	1.15		(0.14)		(0.55)

Less Distributions:
From net investment income	(0.24)		(0.43)	(0.20)		(0.20)		(0.34)
From net realized gains	-		-	-		(0.04)		(0.22)

Total Distributions	(0.24)		(0.43)	(0.20)		(0.24)		(0.56)

Net Asset Value, End of Period	$9.49		$9.82	$10.20		$9.25		$9.63

Total Return	(0.94)%	(h)	0.52%	12.45%	(a)	(1.40)%	(a)	(2.19)%	(a)

Net Assets, End of Period (in thousands)	$31,451		$33,016	$4,789		$7,392		$32,214

Ratios of:
Gross Expenses to Average Net Assets (b)	1.63%	(g)	2.88%	4.06%		2.00%		1.23%
Net Expenses to Average Net Assets (b)	1.25%	(g)	1.25%	1.40%		1.01%	(f)	0.90%	(e)
Net Investment Income to Average Net Assets (b)(c)	4.92%	(g)	4.18%	2.77%		2.89%	(f)	5.40%	(e)

Portfolio turnover rate	12.21%	(h)	13.23%	184.78%		327.01%		64.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Annualized.
(h) Not annualized.
(i) Unaudited.

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(j)	2018	2017	(g)	2016		2015

Net Asset Value, Beginning of Period	$9.71		$10.09	$9.22		$9.67		$10.76

Income (Loss) from Investment Operations
Net investment income (d)	0.38		0.35	0.19		0.01		0.49
Net realized and unrealized gain (loss)
on investments	(0.57)		(0.40)	0.86		(0.26)		(0.82)

Total from Investment Operations	(0.19)		(0.05)	1.05		(0.25)		(0.33)

Less Distributions:
From net investment income	(0.19)		(0.33)	(0.18)		(0.16)		(0.42)
From net realized gains	-		-	-		(0.04)		(0.34)

Total Distributions	(0.19)		(0.33)	(0.18)		(0.20)		(0.76)

Net Asset Value, End of Period	$9.33		$9.71	$10.09		$9.22		$9.67

Total Return	(1.42)%	(i)	(0.50)%	11.38%	(a)	(2.53)%	(a)	(3.01)%	(a)

Net Assets, End of Period (in thousands)	$900		$1,263	$1,515		$850		$576

Ratios of:
Gross Expenses to Average Net Assets (b)	2.63%	(h)	4.54%	5.48%		3.00%		2.23%
Net Expenses to Average Net Assets (b)	2.25%	(h)	2.25%	2.37%		2.21%	(f)	1.90%	(e)
Net Investment Income to Average Net Assets (b)(c)	3.91%	(h)	3.52%	1.93%		0.08%	(f)	4.40%	(e)

Portfolio turnover rate	12.21%	(i)	13.23%	184.78%		327.01%		64.51%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h) Annualized.
(i) Not annualized.
(j) Unaudited.
See Notes to Financial Statements

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.80%

Equity Funds - 25.65%
iShares Core S&P 500 ETF		12,910	$3,588,980
iShares Edge MSCI Minimum Volatility ETF		65,615	3,707,248
			7,296,228
Fixed Income Funds - 46.65%
iShares 1-3 Year Treasury Bond ETF		32,195	2,680,234
iShares 3-7 Year Treasury Bond ETF		18,283	2,188,475
SPDR DoubleLine Total Return Tactical ETF		35,174	1,658,806
			6,527,515

Total Exchange-Traded Products (Cost $13,905,622)			13,823,743

SHORT-TERM INVESTMENT - 0.67%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%		94,128	94,128

Total Short-Term Investment (Cost $94,128)			94,128

Total Value of Investments (Cost $13,999,750) - 99.47%			$13,917,871

Other Assets Less Liabilities - 0.53%			73,625

Net Assets - 100.00%			$13,991,496

§	Represents 7 day effective yield as of November 30, 2018.

	Summary of Investments by Sector

	% of Net Assets	Value
Exchange-Traded Products	98.80%	$13,823,743
Short-Term Investment	0.67%	94,128
Other Assets Less Liabilities	0.53%	73,625
Total Net Assets	100.00%	$13,991,496

See Notes to Financial Statements

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $13,999,750)	$13,917,871
Receivables:
Fund shares sold	33,094
Dividends	1,113
Due from Advisor	16,561
Prepaid expenses:
Registration and filing expenses	24,517
Professional fees	3,645
Fund accounting fees	3,417
Insurance fees	1,334
Trustee fees and meeting expenses	775
Shareholder fulfillment fees	301
Transfer agent fees	208

Total assets	14,002,836

Liabilities:
Payables:
Fund shares repurchased	6,097
Accrued expenses:
Custody fees	1,636
Compliance fees	1,265
Administration fees	1,031
Security pricing fees	655
Distribution and service fees - Class C Shares and Class A Shares	504
Miscellaneous expenses	152

Total liabilities	11,340

Total Net Assets	$13,991,496

Net Assets Consist of:
Paid in capital	$12,341,316
Distributable earnings	1,650,180

Total Net Assets	$13,991,496

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	971,510
Net Assets	$13,287,943
Net Asset Value, Offering Price and Redemption Price Per Share	$13.68

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	52,104
Net Assets	$677,763
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.01

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,587
Net Assets	$25,790
Net Asset Value and Redemption Price Per Share	$9.97
Maximum Offering Price Per Share ($9.97 ÷ 95.50%)(b)	$10.44

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases (note 1).

See Notes to Financial Statements

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$98,006

Total Investment Income	98,006

Expenses:
Advisory fees (note 2)	55,025
Registration and filing expenses	22,466
Fund accounting fees (note 2)	17,607
Professional fees	14,055
Transfer agent fees (note 2)	14,018
Administration fees (note 2)	12,033
Shareholder fulfillment fees	8,472
Compliance fees	4,512
Trustee fees and meeting expenses (note 3)	4,011
Custody fees (note 2)	3,732
Distribution and service fees - Class C Shares (note 4)	3,544
Security pricing fees	2,006
Miscellaneous expenses (note 2)	902
Insurance fees	501
Distribution and service fees - Class A Shares (note 4) (a)	7

Total Expenses	162,891

Fees waived and reimbursed by Advisor (note 2)	(90,559)

Total Expenses	72,332

Net Investment Income	25,674

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	938,169
Net change in unrealized depreciation on investments	(932,354)

Net Realized and Unrealized Gain on Investments	5,815

Net Increase in Net Assets Resulting from Operations	$31,489

(a)	For the period from October 18, 2018 (Date of Initial Public Investment) through November 30, 2018.

See Notes to Financial Statements

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment income			$25,674	$11,619
Net realized gain from investment transactions			938,169	838,328
Net change in unrealized appreciation (depreciation) on investments			(932,354)	510,321

Net Increase in Net Assets Resulting from Operations			31,489	1,360,268

Distributions to Shareholders From:
Net realized gains
Institutional Class Shares			-	(154,345)
Class C Shares			-	(11,005)

Decrease in Net Assets Resulting from Distributions			-	(165,350)

Beneficial Interest Transactions:
Shares sold			5,207,366	1,528,116
Reinvested dividends and distributions			-	163,146
Shares repurchased			(1,546,382)	(2,408,281)

Increase (Decrease) from Beneficial Interest Transactions			3,660,984	(717,019)

Net Increase in Net Assets			3,692,473	477,899

Net Assets:
Beginning of Period			10,299,023	9,821,124
End of Period			$13,991,496	$10,299,023

	Period Ended		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	379,938	$5,099,686	110,193	$1,419,839
Reinvested dividends and distributions	-	-	11,456	152,141
Shares repurchased	(101,980)	(1,412,114)	(174,477)	(2,312,315)
Net Increase (Decrease) in Shares of
Beneficial Interest	277,958	$3,687,572	(52,828)	$(740,335)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	6,089	$81,896	8,597	$108,277
Reinvested dividends and distributions	-	-	863	11,005
Shares repurchased	(9,906)	(134,268)	(7,675)	(95,966)
Net Increase (Decrease) in Shares of
Beneficial Interest	(3,817)	$(52,372)	1,785	$23,316

Class A Shares (b)	Shares	Amount
Shares sold	2,587	$25,784
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Shares of
Beneficial Interest	2,587	$25,784

(a) Unaudited.
(b)	For the period from October 18, 2018 (Date of Initital Public Investment) through November 30, 2018.

See Notes to Financial Statements

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(g)	2018	2017	2016		2015

Net Asset Value, Beginning of Period	$13.79		$12.30	$11.00	$12.09		$12.09

Income (Loss) from Investment Operations
Net investment income (loss) (c)	0.04		0.02	(0.01)	(0.00)	(f)	0.10
Net realized and unrealized gain (loss)
on investments	(0.15)		1.68	1.31	(0.71)		0.35

Total from Investment Operations	(0.11)		1.70	1.30	(0.71)		0.45

Less Distributions:
From net investment income	-		-	-	-		(0.11)
From net realized gains	-		(0.21)	-	(0.38)		(0.34)

Total Distributions	-		(0.21)	-	(0.38)		(0.45)

Net Asset Value, End of Period	$13.68		$13.79	$12.30	$11.00		$12.09

Total Return	(0.80)%	(i)	13.87%	11.82%	(5.89)%		3.91%

Net Assets, End of Period (in thousands)	$13,288		$9,562	$9,178	$3,920		$11,650

Ratios of:
Gross Expenses to Average Net Assets (a)	2.88%	(h)	3.08%	4.87%	3.92%		2.12%
Net Expenses to Average Net Assets (a)	1.25%	(h)	1.25%	1.41%	1.20%	(e)	0.94%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	0.53%	(h)	0.18%	(0.09)%	(0.02)%	(e)	0.81%	(d)

Portfolio turnover rate	117.10%	(i)	163.22%	190.49%	173.62%		69.31%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f) Less than $0.01 per share.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements							(Continued)

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(g)	2018	2017	(f)	2016		2015

Net Asset Value, Beginning of Period	$13.18		$11.88	$10.73		$11.91		$12.04

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.03)		(0.10)	(0.12)		(0.12)		0.01
Net realized and unrealized gain (loss)
on investments	(0.14)		1.61	1.27		(0.68)		0.31

Total from Investment Operations	(0.17)		1.51	1.15		(0.80)		0.32

Less Distributions:
From net investment income	-		-	-		-		(0.11)
From net realized gains	-		(0.21)	-		(0.38)		(0.34)

Total Distributions	-		(0.21)	-		(0.38)		(0.45)

Net Asset Value, End of Period	$13.01		$13.18	$11.88		$10.73		$11.91

Total Return	(1.29)%	(i)	12.75%	10.72%		(6.75)%		2.82%

Net Assets, End of Period (in thousands)	$678		$737	$643		$381		$264

Ratios of:
Gross Expenses to Average Net Assets (a)	3.99%	(h)	4.09%	5.85%		5.25%		3.12%
Net Expenses to Average Net Assets (a)	2.25%	(h)	2.25%	2.44%		2.27%	(e)	1.94%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.39)%	(h)	(0.82)%	(1.06)%		(1.05)%	(e)	0.04%	(d)

Portfolio turnover rate	117.10%	(i)	163.22%	190.49%		173.62%		69.31%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Includes reimbursement of acquired fund fees.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(f)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(g) Unaudited.
(h) Annualized.
(i) Not annualized.

See Notes to Financial Statements								(Continued)

Cavalier Tactical Economic Fund
(formerly known as Cavalier Multi Strategy Fund)

Financial Highlights

For a share outstanding during the period from October 18, 2018
(Date of Initial Public Investment) through November 30, 2018 (a)	Class A Shares

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss (d)	(0.01)
Net realized and unrealized loss
on investments	(0.02)

Total from Investment Operations	(0.03)

Less Distributions:
From net investment income	-
From net realized gains	-

Total Distributions	-

Net Asset Value, End of Period	$9.97

Total Return (f)	(0.30)%

Net Assets, End of Period (in thousands)	$25

Ratios of:
Gross Expenses to Average Net Assets (b)(e)	1.84%
Net Expenses to Average Net Assets (b)(e)	1.45%
Net Investment Income (Loss) to Average
Net Assets (b)(c)(e)	(1.42)%

Portfolio turnover rate (f)(g)	117.10%

(a) Unaudited.
(b) Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e) Annualized.
(f) Not annualized.
(g) Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.32%

Communication Services - 13.02%
Communication Services Select Sector SPDR Fund	405,352	$18,244,893

Consumer Discretionary - 14.08%
Consumer Discretionary Select Sector SPDR Fund	174,922	18,889,827
John Hancock Multi-Factor Consumer Discretionary ETF	27,086	846,437
		19,736,264
Consumer Staples - 13.66%
Consumer Staples Select Sector SPDR Fund	340,160	19,137,402

Energy - 0.97%
John Hancock Multifactor Energy ETF	50,000	1,364,000

Financials - 0.22%
John Hancock Multi-Factor Financials ETF	8,636	306,291

Health Care - 14.32%
Health Care Select Sector SPDR Fund	209,262	20,061,948

Information Technology - 13.02%
Technology Select Sector SPDR Fund	268,473	18,240,056

Real Estate - 14.08%
Real Estate Select Sector SPDR Fund	583,055	19,736,412

Utilities - 13.95%
Utilities Select Sector SPDR Fund	351,782	19,555,561

Total Exchange-Traded Products (Cost $131,613,326)		136,382,827

SHORT-TERM INVESTMENT - 2.68%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 2.10%	3,759,858	3,759,858

Total Short-Term Investment (Cost $3,759,858)		3,759,858

Total Value of Investments (Cost $135,373,184) - 100.00%		$140,142,685

Other Assets Less Liabilities - 0.00%		5,290

Net Assets - 100.00%		$140,147,975

§ Represents 7 day effective yield as of November 30, 2018.

		(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018

Summary of Investments
by Sector
	% of Net Assets	Value
Communication Services	13.02%	$18,244,893
Consumer Discretionary	14.08%	19,736,264
Consumer Staples	13.66%	19,137,402
Energy	0.97%	1,364,000
Financials	0.22%	306,291
Health Care	14.32%	20,061,948
Information Technology	13.02%	18,240,056
Real Estate	14.08%	19,736,412
Utilities	13.95%	19,555,561
Short-Term Investment	2.68%	3,759,858
Other Assets Less Liabilities	0.00%	5,290
Total Net Assets	100.00%	$140,147,975

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $135,373,184)	$140,142,685
Receivables:
Fund shares sold	89,356
Dividends	9,614
Prepaid expenses:
Registration and filing expenses	37,470
Fund accounting fees	4,183
Shareholder fulfillment fees	2,892
Professional fees	1,545
Trustee fees and meeting expenses	775
Transfer agent fees	209
Insurance fees	113

Total assets	140,288,842

Liabilities:
Payables:
Fund shares repurchased	96,112
Accrued expenses:
Advisory fees	33,980
Custody fees	5,137
Administration fees	2,079
Compliance fees	1,682
Distribution and service fees - Class C Shares and Class A Shares	1,638
Miscellaneous expenses	152
Security pricing fees	87

Total liabilities	140,867

Total Net Assets	$140,147,975

Net Assets Consist of:
Paid in capital	$124,139,852
Distributable earnings	16,008,123

Total Net Assets	$140,147,975

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	9,968,863
Net Assets	$137,626,353
Net Asset Value, Offering Price and Redemption Price Per Share	$13.81

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	180,374
Net Assets	$2,369,285
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.14

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	14,494
Net Assets	$152,337
Net Asset Value and Redemption Price Per Share	$10.51
Maximum Offering Price Per Share ($10.51 ÷ 95.50%)(b)	$11.01
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

(b) The Fund charges a 4.50% maximum sales load on all initial purchases (note 1).
See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$1,346,341

Total Investment Income	1,346,341

Expenses:
Advisory fees (note 2)	699,514
Administration fees (note 2)	69,951
Registration and filing expenses	28,451
Fund accounting fees (note 2)	26,549
Transfer agent fees (note 2)	24,455
Custody fees (note 2)	14,335
Professional fees	14,055
Distribution and service fees - Class C Shares (note 4)	12,996
Shareholder fulfillment fees	11,623
Compliance fees (note 2)	4,513
Trustee fees and meeting expenses (note 3)	4,011
Insurance fees	3,109
Security pricing fees	1,194
Miscellaneous expenses (note 2)	902
Distribution and service fees - Class A Shares (note 4)	142

Total Expenses	915,800

Fees waived by Advisor (note 2)	(28,254)

Net Expenses	887,546

Net Investment Income	458,795

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	6,583,510
Net change in unrealized depreciation on investments	(6,810,964)

Net Realized and Unrealized Loss on Investments	(227,454)

Net Increase in Net Assets Resulting from Operations	$231,341

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2018	(a)	2018

Operations:
Net investment income			$458,795		$721,735
Net realized gain from investment transactions			6,583,510		3,529,606
Net change in unrealized appreciation (depreciation) on investments			(6,810,964)		3,969,855

Net Increase in Net Assets Resulting from Operations			231,341		8,221,196

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(654,389)
Class C Shares			-		(13,248)

Decrease in Net Assets Resulting from Distributions			-		(667,637)

Beneficial Interest Transactions:
Shares sold			23,182,818		49,355,605
Reinvested dividends and distributions			-		540,626
Shares repurchased			(15,059,921)		(18,468,498)

Increase from Beneficial Interest Transactions			8,122,897		31,427,733

Net Increase in Net Assets			8,354,238		38,981,292

Net Assets:
Beginning of Period			131,793,737		92,812,445
End of Period			$140,147,975		$131,793,737
	Period		Year Ended
Share Information:	November 30, 2018 (a)		May 31, 2018
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,617,648	$22,715,082	3,579,899		$48,377,032
Reinvested dividends and distributions	-	-	38,133		527,378
Shares repurchased	(1,024,417)	(14,346,857)	(1,274,644)		(17,152,990)
Net Increase in Shares of
Beneficial Interest	593,231	$8,368,225	2,343,388		$31,751,420
Class C Shares	Shares	Amount	Shares		Amount
Shares sold	23,285	$313,209	71,043		$933,573
Reinvested dividends and distributions	-	-	997		13,248
Shares repurchased	(49,031)	(665,645)	(33,843)		(435,436)
Net Increase (Decrease) in Shares of
Beneficial Interest	(25,746)	$(352,436)	38,197		$511,385
Class A Shares	Shares	Amount	Shares		Amount
Shares sold	14,515	$154,507	4,500		$45,000
Shares repurchased	(4,520)	(47,419)	-		-
Net Increase in Shares of
Beneficial Interest	9,995	$107,088	4,500		$45,000

(a) Unaudited.
(b)	For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(h)	2018	2017	2016		2015

Net Asset Value, Beginning of Period	$13.76		$12.78	$11.26	$12.23		$11.74

Income (Loss) from Investment Operations
Net investment income (loss)(d)	0.05		0.09	0.08	(0.00)	(g)	0.04
Net realized and unrealized gain (loss)
on investments	0.00	(g)	0.97	1.44	(0.66)		1.02

Total from Investment Operations	0.05		1.06	1.52	(0.66)		1.06

Less Distributions:
From net investment income	-		(0.08)	-	-		(0.06)
From net realized gains	-		-	-	(0.31)		(0.51)

Total Distributions	-		(0.08)	-	(0.31)		(0.57)

Net Asset Value, End of Period	$13.81		$13.76	$12.78	$11.26		$12.23

Total Return (a)	0.36%	(j)	8.28%	13.50%	(5.41)%		9.29%

Net Assets, End of Period (in thousands)	$137,626		$129,034	$89,872	$81,866		$92,098

Ratios of:
Gross Expenses to Average Net Assets (b)	1.29%	(i)	1.30%	1.41%	1.42%		1.41%
Net Expenses to Average Net Assets (b)	1.25%	(i)	1.25%	1.40%	1.26%	(f)	1.20%	(e)
Net Investment Income (Loss) to Average
Net Assets (c)	0.67%	(i)	0.66%	0.64%	(0.03)%	(f)	0.36%	(e)

Portfolio turnover rate	153.06%	(j)	80.28%	166.56%	633.50%		323.99%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g) Less than $0.01 per share.
(h) Unaudited.
(i) Annualized.
(j) Not annualized.

See Notes to Financial Statements							(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2018	(i)	2018	2017	(g)	2016		2015

Net Asset Value, Beginning of Period	$13.16		$12.36	$10.99		$12.06		$11.69

Income (Loss) from Investment Operations
Net investment loss (d)	(0.02)		(0.04)	(0.02)		(0.11)		(0.11)
Net realized and unrealized gain (loss)
on investments	0.00	(h)	0.92	1.39		(0.65)		1.04

Total from Investment Operations	(0.02)		0.88	1.37		(0.76)		0.93

Less Distributions:
From net investment income	-		(0.08)	-		-		(0.05)
From net realized gains	-		-	-		(0.31)		(0.51)

Total Distributions	-		(0.08)	-		(0.31)		(0.56)

Net Asset Value, End of Period	$13.14		$13.16	$12.36		$10.99		$12.06

Total Return (a)	(0.15)%	(k)	7.10%	12.47%		(6.33)%		8.24%

Net Assets, End of Period (in thousands)	$2,369		$2,713	$2,076		$7,823		$9,955

Ratios of:
Gross Expenses to Average Net Assets (b)	2.29%	(j)	2.30%	2.41%		2.41%		2.41%
Net Expenses to Average Net Assets (b)	2.25%	(j)	2.25%	2.40%		2.25%	(f)	2.20%	(e)
Net Investment Loss to Average
Net Assets (b)(c)	(0.32)%	(j)	(0.32)%	(0.14)%		(0.99)%	(f)	(0.95)%	(e)

Portfolio turnover rate	153.06%	(k)	80.28%	166.56%		633.50%		323.99%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(g)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(h) Less than $0.01 per share.
(i) Unaudited.
(j) Annualized.
(k) Not annualized.
See Notes to Financial Statements								(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights
	Class A Shares
For a share outstanding for each	November 30,		May 31,
of the fiscal periods ended	2018	(j)	2018	(k)

Net Asset Value, Beginning of Period	$10.49		$10.00

Income from Investment Operations
Net investment income (loss) (f)	0.02		(0.02)
Net realized and unrealized gain on investments	0.00	(i)	0.51

Total from Investment Operations	0.02		0.49

Net Asset Value, End of Period	$10.51		$10.49

Total Return (c)(g)	0.19%	(b)	4.90%	(b)

Net Assets, End of Period (in thousands)	$152		$47

Ratios of:
Gross Expenses to Average Net Assets (d)	1.56%	(a)	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(a)	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	0.42%	(a)	(1.49)%	(a)

Portfolio turnover rate	153.06%	(b)	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge, if any.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i) Less than $0.01 per share.
(j) Unaudited.
(k)	For a share outstanding for the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

1.     Organization and Significant Accounting Policies

The Cavalier Funds (“Funds”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Cavalier Adaptive Income Fund seeks to achieve its investment objective by investing primarily in fixed income securities.
The Cavalier Fundamental Growth Fund seeks to achieve its investment objective by principally investing in stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Cavalier Growth Opportunities Fund seeks to achieve its investment objective by investing in exchange-traded funds that are registered under the 1940 Act and not affiliated with the Fund that invest in equity securities of issuers from a number of countries throughout the world.
The Cavalier Hedged High Income Fund seeks to achieve its investment objective by investing other investment companies, including mutual and exchange-traded funds (“ETFs”) that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Cavalier Tactical Economic Fund seeks to achieve its investment objective by investing in funds that are registered under the 1940 Act and not affiliated with the Fund, including ETFs.
The Cavalier Tactical Rotation Fund seeks to achieve its investment objective by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of November 30, 2018, the Cavalier Adaptive Income Fund and the Cavalier Hedged High Income Fund did not have active Class A Shares.
(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	October 2, 2009	February 25, 2011	-
Cavalier Dynamic Growth Fund	October 2, 2009	February 18, 2011	October 24, 2018
Cavalier Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Cavalier Growth Opportunities Fund	September 20, 2012	September 26, 2012	April 16, 2018
Cavalier Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Cavalier Tactical Economic Fund	September 20, 2012	September 26, 2012	October 18, 2018
Cavalier Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

Fund Name Changes
As of October 1, 2018, the Cavalier Tactical Economic Fund changed its name from the Cavalier Multi Strategy Fund per the annual Prospectus update filed on September 28, 2018.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Closed-End Funds - Closed-end funds are valued a discount or premium to their net asset value based on supply and demand of investors in the market and the risk and return profile of the closed-end portfolio.

Limited Partnerships - Limited partnerships are valued at their net asset value as reported by the entity.  In determining the fair value level, the Trust considers the information available on each limited partnership, including, but not limited to, market pricing, selling restrictions, nature of the portfolios of the underlying investment vehicles, and their ability to liquidate their portfolio investments.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2018 for each Fund’s investments measured at fair value:

Cavalier Adaptive Income Fund
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000 -	$-
Asset-Backed Securities	461,055	-	461,055	-
Collateralized Mortgage Obligations	7,841,199	-	7,841,199	-
Short-Term Investment	536,184	536,184	-	-
Total Assets	$9,338,438	$536,184	$8,802,254	$-

Cavalier Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$8,420,571	$8,420,571	$-	$-
Short-Term Investment	1,099,082	1,099,082	-	-
Total Assets	$9,519,653	$9,519,653	$-	$-

Cavalier Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$88,872,353	$88,872,353	$-	$-
Limited Partnerships	1,347,931	1,347,931	-	-
Short-Term Investment	5,860,238	5,860,238	-	-
Total Assets	$96,080,522	$96,080,522	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Cavalier Growth Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$26,135,087	$26,135,087	$-	$-
Short-Term Investment	3,217,263	3,217,263	-	-
Total Assets	$29,352,350	$29,352,350	$-	$-

Cavalier Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$4,232,029	$4,232,029	$-	$-
Mutual Fund*	19,111,819	19,111,819	-	-
Preferred Stocks*	3,000,000	-	3,000,000	-
Short-Term Investment	8,829,428	8,829,428	-	-
Total Assets	$35,173,276	$32,264,276	$3,000,000	$-

Cavalier Tactical Economic Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$13,823,743	$13,823,743	$-	$-
Short-Term Investment	94,128	94,128	-	-
Total Assets	$13,917,871	$13,917,871	$-	$-

Cavalier Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$136,382,827	$136,382,827	$-	$-
Short-Term Investment	3,759,858	3,759,858	-	-
Total Assets	$140,142,685	$140,142,685	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2018.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC (the “Advisor”) based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts paid to the Advisor for each Fund during fiscal period ended November 30, 2018:

Fund	Advisory Fee Rate June 1, 2018 - September 4, 2018	Advisory Fee Rate September 5, 2018 - November 30, 2018	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Cavalier Adaptive Income Fund	1.00%	1.00%	$ 41,539	$ 41,539	$ 48,101
Cavalier Dynamic Growth Fund	1.00%	1.00%	83,628	83,628	2,648
Cavalier Fundamental Growth Fund	1.00%	1.00%	535,934	11,851	-
Cavalier Growth Opportunities Fund	1.10%	1.00%	271,259	38,569	-
Cavalier Hedged High Income Fund	1.00%	1.00%	171,653	65,021	78,491
Cavalier Tactical Economic Fund	1.00%	1.00%	55,025	55,025	35,534
Cavalier Tactical Rotation Fund	1.00%	1.00%	699,514	28,254	-

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal period ended November 30, 2018:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Cavalier Adaptive Income Fund	Buckhead Capital Management, LLC	0.05%	$ 4,149
Cavalier Dynamic Growth Fund	Peak Capital Management, LLC	0.00%	-
Cavalier Fundamental Growth Fund	Navellier & Associates, Inc.	0.30% (on AUM over $20M)	260,496
Cavalier Growth Opportunities Fund	Bluestone Capital Management, LLC	0.30%	155,104
Cavalier Tactical Rotation Fund	Julex Capital Management, LLC	0.20%	279,135

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Expense Limitation
The Advisor entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds.

For the period from June 1, 2018 through September 4, 2018, the following rates applied:

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	1.25%	2.25%	1.50%
Cavalier Dynamic Growth Fund	1.25%	2.25%	1.50%
Cavalier Fundamental Growth Fund	1.25%	2.25%	1.50%
Cavalier Growth Opportunities Fund	1.35%	2.35%	1.60%
Cavalier Hedged High Income Fund	1.25%	2.25%	1.50%
Cavalier Tactical Economic Fund	1.25%	2.25%	1.50%
Cavalier Tactical Rotation Fund	1.25%	2.25%	1.50%

For the period from September 5, 2018 through November 30, 2018, the following rates applied:

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Cavalier Adaptive Income Fund	1.25%	2.25%	1.50%
Cavalier Dynamic Growth Fund	1.25%	2.25%	1.50%
Cavalier Fundamental Growth Fund	1.25%	2.25%	1.50%
Cavalier Growth Opportunities Fund	1.25%	2.25%	1.50%
Cavalier Hedged High Income Fund	1.25%	2.25%	1.50%
Cavalier Tactical Economic Fund	1.25%	2.25%	1.50%
Cavalier Tactical Rotation Fund	1.25%	2.25%	1.50%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $150 per month.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

The Funds paid the following amounts in Administration fees for the fiscal period ended November 30, 2018:

Fund
Cavalier Adaptive Income Fund	$ 12,033
Cavalier Dynamic Growth Fund	12,033
Cavalier Fundamental Growth Fund	53,593
Cavalier Growth Opportunities Fund	25,872
Cavalier Hedged High Income Fund	17,165
Cavalier Tactical Economic Fund	12,033
Cavalier Tactical Rotation Fund	69,951

The Funds paid the following amounts in Fund Accounting fees for the fiscal period ended November 30, 2018:

Fund
Cavalier Adaptive Income Fund	$ 16,960
Cavalier Dynamic Growth Fund	17,880
Cavalier Fundamental Growth Fund	24,913
Cavalier Growth Opportunities Fund	22,141
Cavalier Hedged High Income Fund	18,262
Cavalier Tactical Economic Fund	17,607
Cavalier Tactical Rotation Fund	26,549

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

The Funds paid the following amounts in Custody fees for the fiscal period ended November 30, 2018:

Fund
Cavalier Adaptive Income Fund	$ 4,465
Cavalier Dynamic Growth Fund	4,180
Cavalier Fundamental Growth Fund	16,008
Cavalier Growth Opportunities Fund	6,177
Cavalier Hedged High Income Fund	5,238
Cavalier Tactical Economic Fund	3,732
Cavalier Tactical Rotation Fund	14,335

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

The Funds paid the following amounts in Transfer Agent fees for the fiscal period ended November 30, 2018:

Fund
Cavalier Adaptive Income Fund	$ 13,537
Cavalier Dynamic Growth Fund	14,018
Cavalier Fundamental Growth Fund	16,545
Cavalier Growth Opportunities Fund	16,545
Cavalier Hedged High Income Fund	13,537
Cavalier Tactical Economic Fund	14,018
Cavalier Tactical Rotation Fund	24,455

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 each year from each Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees , adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal period ended November 30, 2018:

Fund	Amount Incurred
Cavalier Adaptive Income Fund	$ 18,484
Cavalier Dynamic Growth Fund	3,162
Cavalier Fundamental Growth Fund	16,721
Cavalier Growth Opportunities Fund	5,396
Cavalier Hedged High Income Fund	5,421
Cavalier Tactical Economic Fund	3,551
Cavalier Tactical Rotation Fund	13,138

5.      Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Cavalier Adaptive Income Fund	$ 3,191,296	$ 1,242,577
Cavalier Dynamic Growth Fund	7,158,155	17,757,596
Cavalier Fundamental Growth Fund	71,017,789	59,239,608
Cavalier Growth Opportunities Fund	81,252,128	62,671,822
Cavalier Hedged High Income Fund	3,889,949	9,545,151
Cavalier Tactical Economic Fund	17,867,899	13,805,798
Cavalier Tactical Rotation Fund	212,842,965	203,153,612

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal period ended November 30, 2018.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2018, open taxable years consisted of the taxable years ended May 31, 2015 through May 31, 2018 and, as of and during, the fiscal period ended November 30, 2018.  No examination of tax returns is currently in progress for any of the Funds.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year or period ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cavalier Adaptive Income Fund	11/30/2018	$175,698	$-	$-
	05/31/2018	205,235	-	120,188
Cavalier Dynamic Growth Fund	11/30/2018	-	-	-
	05/31/2018	817,675	121,923	-
Cavalier Fundamental Growth Fund	11/30/2018	-	-	-
	05/31/2018	38,981	3,314,434	-
Cavalier Growth Opportunities Fund	11/30/2018	-	-	-
	05/31/2018	35,430	-	-
Cavalier Hedged High Income Fund	11/30/2018	836,409	-	-
	05/31/2018	421,036	-	-
Cavalier Tactical Economic Fund	11/30/2018	-	-	-
	05/31/2018	165,350	-	-
Cavalier Tactical Rotation Fund	11/30/2018	-	-	-
	05/31/2018	667,637	-	-
				-

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

At November 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

	Cavalier Adaptive Income Fund	Cavalier Dynamic Growth Fund	Cavalier Fundamental Growth Fund
Cost of Investments	$9,285,247	$9,849,582	$98,606,394

Gross Unrealized Appreciation	193,315	68,973	5,746,043
Gross Unrealized Depreciation	(140,124)	(398,902)	(8,271,915)
Net Unrealized Appreciation (Depreciation)	$53,191	$(329,929)	$(2,525,872)

	Cavalier Growth Opportunities Fund	Cavalier Hedged High Income Fund	Cavalier Tactical Economic Fund	Cavalier Tactical Rotation Fund
Cost of Investments	$56,723,448	$36,284,953	$13,999,750	$135,373,184

Gross Unrealized Appreciation	1,659,238	-	36,632	5,459,979
Gross Unrealized Depreciation	(1,084,837)	(1,111,677)	(118,511)	(690,478)
Net Unrealized Appreciation (Depreciation)	$270,953	$(1,111,677)	$(81,879)	$4,769,501

7.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.      Underlying Investment in Other Investment Company

The Funds currently invest a portion of their assets in the Fidelity Institutional Money Market Funds (“Fidelity Fund”).  The Funds may redeem their investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of November 30, 2018, the percentage of net assets invested in the Fidelity Fund by the Cavalier Hedged High Income Fund was 27.29%.  No other Cavalier Funds had investments in the Fidelity Fund totaling over 25% of net assets of each Fund.

The Cavalier Hedged High Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Vanguard High-Yield Corporate Fund (the “Vanguard Fund”).  The Vanguard Fund is a registered open-end management investment company organized as a Delaware statutory trust. The Cavalier Hedged High Income Fund may redeem its investments from the Vanguard Fund at any time if the Advisor determines that it is in the best interest of the Cavalier Hedged High Income Fund and the Fund’s shareholders to do so.  The financial statements for the Vanguard Fund can be found at www.sec.gov. The performance of the Cavalier Hedged High Income Fund may be directly affected by the performance of the Vanguard Fund.  As of November 30, 2018, the percentage of net assets invested in the Vanguard Fund by the Cavalier Hedged High Income Fund was 59.08%.
(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

9.      New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU 2018‐13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The changes have been applied to the Fund’s financial statements as of the fiscal period ended November 30, 2018.

10.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

On November 14, 2018 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Cavalier Dynamic Growth Fund was liquidated and terminated. Under the terms of the Plan, the Cavalier Dynamic Growth Fund was liquidated as of December 28, 2018, at which time the Cavalier Dynamic Growth Fund's shareholders received a liquidation distribution in an amount equal to the net asset value of their Cavalier Dynamic Growth Fund shares.

(Continued)

Cavalier Funds

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Distributions

Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Pay Date	Ordinary Income	Long-Term Capital Gains

Cavalier Adaptive Income Fund	Institutional Class C	12/21/2018 12/21/2018	12/24/2018 12/24/2018	$0.03297 $0.02381	$ - $ -
Cavalier Fundamental Growth Fund	Institutional Class C	12/21/2018 12/21/2018	12/24/2018 12/24/2018	$ - $ -	$0.85689 $0.85689
Cavalier Growth Opportunities Fund	Institutional Class C Class A	12/21/2018 12/21/2018 12/21/2018	12/24/2018 12/24/2018 12/24/2018	$0.81703 $0.81703 $0.81703	$0.16193 $0.16193 $0.16193
Cavalier Hedged High Income Fund	Institutional Class C	12/21/2018 12/21/2018	12/24/2018 12/24/2018	$0.03595 $0.02726	$ - $ -

Cavalier Tactical Economic Fund	Institutional Class C Class A	12/21/2018 12/21/2018 12/21/2018	12/24/2018 12/24/2018 12/24/2018	$1.03905 $1.03905 $1.03905	$0.71518 $0.71518 $0.71518
Cavalier Tactical Rotation Fund	Institutional Class C Class A	12/21/2018 12/21/2018 12/21/2018	12/24/2018 12/24/2018 12/24/2018	$0.09612 $0.09612 $0.09612	$1.42669 $1.42669 $1.42669

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2018

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of each Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal period from June 1, 2018 through November 30, 2018.

	Ordinary Income	Long-Term Capital Gains
Cavalier Adaptive Income Fund	$ 175,698	$ -
Cavalier Dynamic Growth Fund	-	-
Cavalier Fundamental Growth Fund	-	-
Cavalier Growth Opportunities Fund	-	-
Cavalier Hedged High Income Fund	836,409	-
Cavalier Tactical Economic Fund	-	-
Cavalier Tactical Rotation Fund	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2018

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cavalier Adaptive Income Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,036.90	$6.37	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.81	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$1,031.50	$11.45	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.80	$11.35	2.25%

Cavalier Dynamic Growth Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 953.30	$6.10	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.82	$6.31	1.25%
Class C Shares
Actual	$1,000.00	$ 948.80	$10.98	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.80	$11.35	2.25%
Class A Shares
Actual	$1,000.00	$1,018.80	$7.59	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2018

Cavalier Fundamental Growth Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 830.00	$5.73	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$ 825.90	$10.30	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$ 828.30	$6.87	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Cavalier Growth Opportunities Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 963.30	$6.40	1.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Class C Shares
Actual	$1,000.00	$ 959.00	$11.30	2.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.61	2.30%
Class A Shares
Actual	$1,000.00	$ 962.60	$7.63	1.55%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.84	1.55%

Cavalier Hedged High Income Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 990.60	$6.24	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$ 985.80	$11.20	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

As of November 30, 2018

Cavalier Tactical Economic Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 992.00	$6.24	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$ 987.10	$11.21	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$ 997.00	$7.51	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%

Cavalier Tactical Rotation Fund	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,003.60	$6.28	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Class C Shares
Actual	$1,000.00	$ 998.50	$11.27	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.79	$11.36	2.25%
Class A Shares
Actual	$1,000.00	$1,001.90	$7.53	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69	Suite #100
Rocky Mount, North Carolina 27802-0069	Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
February 4, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
February 4, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
February 4, 2019	Ashley E. Harris Treasurer and Principal Financial Officer